Commitments and Contingencies (Tables)	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payments
Years Ended December 31,
2021, excluding the six months ended June 30, 2021	$392
2022	1,397
2023	1,675
2024	1,334
2025	1,376
Thereafter	4,631
Total future minimum lease payments	$10,805

Years Ended December 31,
2021	$418
2022	428
2023	436
Total future minimum lease payments	$1,282